Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUES:
Revenues	$ 150,185	$ 97,640
Commissions	(6,089)	(3,644)
Net revenues	144,096	93,996
EXPENSES:
Voyage expenses	(7,806)	(31,787)
Vessel operating expenses	(36,294)	(35,799)
Depreciation expense	(26,330)	(26,565)
General and administrative expenses
Management fee to related parties	(9,788)	(9,013)
Company administration expenses	(1,309)	(1,332)
Early redelivery income	7,555	0
Impairment and loss on sale of vessels	(3,393)	0
Operating (loss)/income	66,731	(10,500)
OTHER (EXPENSE)/INCOME:
Interest expense	(8,314)	(12,292)
Other finance cost	(224)	(359)
Interest income	52	519
Loss on derivatives	(3,162)	(736)
Foreign currency gain/(loss)	(175)	434
Amortization and write-off of deferred finance charges	(1,144)	(896)
Net (loss)/income	53,764	(23,830)
Less Preferred dividend	5,571	5,746
Less/(plus) Mezzanine equity measurement	(271)	135
Net (loss)/income available to common shareholders, basic	48,464	(29,711)
Net (loss)/income available to common shareholders, diluted	$ 48,464	$ (29,711)
(Loss)/earnings per share in U.S. Dollars, basic (in USD per share)	$ 0.45	$ (0.29)
(Loss)/earnings per share in U.S. Dollars, diluted (in USD per share)	$ 0.45	$ (0.29)
Weighted average number of shares, basic (in shares)	106,547,372	103,067,556
Weighted average number of shares, diluted (in shares)	106,547,372	103,067,556